Intangible Assets (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 14,029,591
Amortization of the intangible asset	$ 116,913	$ 0